Organization and Principal Activities (Business Strategy Adjustment) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Line Items]
Severance payments	$ 0.90
Customer list intangible asset	1.46
One-time termination fees	5.3
General and administrative expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments	0.15
Selling expenses [Member]
Organization and Principal Activities [Line Items]
Severance payments	$ 0.75